Other Matters	12 Months Ended
Mar. 31, 2019
Other Matters
Other Matters	Other Matters

Sale of South Pecos Water Disposal Business

On February 28, 2019, we completed the sale of our South Pecos water disposal business to a subsidiary of WaterBridge Resources LLC for $232.2 million in net cash proceeds and recorded a gain on disposal of $107.9 million during the year ended March 31, 2019. This gain is reported within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations. These operations include: (i) nine saltwater disposal facilities, (ii) all disposal agreements, commercial, surface and other contracts related to those facilities, (iii) pipelines connected to the facilities and (iv) several disposal permits. All of the assets sold in this transaction are located near the town of Pecos, Texas in southern Reeves and Ward counties. WaterBridge Resources LLC also has the option to acquire additional land and permits once the permitting process has been completed.

As this sale transaction did not represent a strategic shift that will have a major effect on our operations or financial results, operations related to this portion of our Water Solutions segment have not been classified as discontinued operations.

Sale of Bakken Saltwater Disposal Business

On November 30, 2018, we completed the sale of NGL Water Solutions Bakken, LLC to an affiliate of Tallgrass Energy, LP for $85.0 million in net cash proceeds and recorded a gain on disposal of $33.4 million during the year ended
March 31, 2019 within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations. These operations include five saltwater disposal wells located in McKenzie and Dunn Counties, North Dakota.

As this sale transaction did not represent a strategic shift that will have a major effect on our operations or financial results, operations related to this portion of our Water Solutions segment have not been classified as discontinued operations.

Sawtooth Joint Venture

On March 30, 2018, we completed the transaction to form a joint venture with Magnum Liquids, LLC, a portfolio company of Haddington Ventures LLC, along with Magnum Development, LLC and other Haddington-sponsored investment entities (collectively “Magnum”) to focus on the storage of natural gas liquids and refined products by combining our Sawtooth salt dome storage facility with Magnum’s refined products rights and adjacent leasehold. Magnum acquired an approximately 28.5% interest in Sawtooth from us, in exchange for consideration consisting of a cash payment of approximately $37.6 million (excluding working capital) and the contribution of certain refined products rights and adjacent leasehold, which we valued at $21.6 million and recorded within intangible assets in our consolidated balance sheet. The disposition of this interest was accounted for as an equity transaction, no gain or loss was recorded and the carrying value of the noncontrolling interest was adjusted to reflect the change in ownership interest of the subsidiary. We own approximately 71.5% of the joint venture; and within the next two years, Magnum has options to acquire our remaining interest for an additional $182.4 million.

Sale of Interest in Glass Mountain Pipeline, LLC (“Glass Mountain”)

On December 22, 2017, we sold our previously held 50% interest in Glass Mountain for net proceeds of $292.1 million and recorded a gain on disposal of $108.6 million during the three months ended December 31, 2017 within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations.

As this sale transaction did not represent a strategic shift that will have a major effect on our operations or financial results, operations related to this portion of our Crude Oil Logistics segment have not been classified as discontinued operations.

Termination of a Storage Sublease Agreement

During the year ended March 31, 2017, we agreed to terminate a storage sublease agreement that was scheduled to commence in January 2017 and had a term of five years. For terminating this agreement, the counterparty agreed to pay us a specific amount in five equal payments which began in February 2017 and in January of the next four years and removed any future obligations of the Partnership. As a result, we discounted the future payments and recorded a gain of $16.2 million to other (expense) income, net in our consolidated statement of operations during the year ended March 31, 2017.

Termination of Development Agreement

On June 3, 2016, we entered into a purchase and sale agreement with the counterparty to the development agreement in our Water Solutions segment. Total cash consideration paid under the agreement was $49.6 million and in return we received the following:

•	Termination of the development agreement (see Note 7);

•	Additional interest in the water pipeline company we acquired in January 2016;

•	Release of contingent consideration liabilities attributed to certain of our water treatment and disposal facilities;

•	Certain parcels of land and permits to develop saltwater disposal wells and other parcels of land containing water wells and equipment; and

•	A two-year non-compete agreement with the counterparty.
We accounted for the transaction as an acquisition of assets. We allocated $1.2 million of the total consideration to property, plant and equipment, $3.3 million to intangible assets, $2.8 million to noncontrolling interest, $25.5 million to the release of contingent consideration liabilities and $16.9 million to the termination of the development agreement. We recorded a $21.3 million gain on the release of $46.8 million of contingent consideration liabilities, which was recorded within (loss) gain on early extinguishment of liabilities, net in our consolidated statement of operations during the year ended March 31, 2017. For the termination of the development agreement, we recorded a loss of $22.7 million, which included the carrying value of the development agreement asset that was written off (see Note 7). This loss was recorded within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations during the year ended March 31, 2017.

Sale of TLP Common Units

On April 1, 2016, we sold all of the TLP common units we owned to ArcLight for approximately $112.4 million in cash and recorded a gain on disposal of $104.1 million during the year ended March 31, 2017. This gain is reported within loss (gain) on disposal or impairment of assets, net in our consolidated statement of operations.